Consolidated shareholders’ equity - Summary of Movements Share Capital (Details) - shares					12 Months Ended
	Dec. 14, 2022	Jul. 27, 2022	Jul. 28, 2021	Jul. 28, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Ending balance (in shares)					1,260,835,732
Share capital | Sanofi
Disclosure of classes of share capital [line items]
Beginning balance (in shares)					1,263,560,695	1,258,971,738	1,253,846,111
Capital increase by exercise of stock subscription options (in shares)					490,373	190,076	868,655
Capital increase by issuance of restricted shares (in shares)					1,499,987	1,836,179	1,666,256
Capital increase reserved for employees (in shares)		2,027,057	2,562,702	2,590,716
Reduction in share capital by cancellation of treasury shares (in shares)	(6,742,380)
Ending balance (in shares)					1,260,835,732	1,263,560,695	1,258,971,738